   UNITED STATES

   SECURITIES AND EXCHANGE COMMISSION

   Washington D.C. 20549

   FORM 10-D

   ASSET-BACKED ISSUER

   DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF

   THE SECURITIES EXCHANGE ACT OF 1934

   For the monthly distribution period from:  June 17, 2017 to July 17, 2017

   Commission File Number of issuing entity:  333-195164-03

   Central Index Key Number of issuing entity:  0001626941

   Wells Fargo Commercial Mortgage Trust 2014-LC18

   (Exact name of issuing entity as specified in its charter)

   Commission File Number of depositor:  333-195164

   Central Index Key Number of depositor:  0000850779

   Wells Fargo Commercial Mortgage Securities, Inc.

   (Exact name of depositor as specified in its charter)

   Central Index Key Number of sponsor (if applicable):  0001541468

NCB, FSB

(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable): 0000740906

Wells Fargo Bank, National Association

   (Exact name of sponsor as specified in its charter)

   Central Index Key Number of sponsor (if applicable):  0001541468

  Ladder Capital Finance LLC

(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable): 0001555501

   Liberty Island Group I LLC

   (Exact name of sponsor as specified in its charter)

   Central Index Key Number of sponsor (if applicable):  0000729153

The Royal Bank of Scotland plc

(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable): 0001617874

   Walker & Dunlop Commercial Property Funding I WF, LLC

   (Exact name of sponsor as specified in its charter)

   Anthony J. Sfarra (212) 214-5600

   (Name and telephone number, including area code, of the person to contact in connection with this filing)

   New York

   (State or other jurisdiction of incorporation or organization of the issuing entity)

   38-3943116

38-3943117

38-3943118

38-7127849

(I.R.S. Employer Identification No.)

   c/o Wells Fargo Bank, N.A.

   9062 Old Annapolis Road

   Columbia, MD 21045

   (Address of principal executive offices of the issuing entity) (Zip Code)

   (410) 884-2000

   (Telephone number, including area code)

   Not Applicable

   (Former name, former address, if changed since last report)

   Registered/reporting pursuant to (check one)

Title of Class	Section 12(b)	Section 12(g)	Section 15(d)	Name of Exchange (If Section 12(b))
A‑1	___	___	X	___
A‑2	___	___	X	___
A‑3	___	___	X	___
A‑4	___	___	X	___
A‑5	___	___	X	___
A‑SB	___	___	X	___
A‑S	___	___	X	___
X-A	___	___	X	___
X-B	___	___	X	___
B	___	___	X	___
C	___	___	X	___
PEX	___	___	X	___

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes  X   No __

Part I - DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information.

On July 17, 2017, a distribution was made to holders of the certificates issued by Wells Fargo Commercial Mortgage Trust 2014-LC18.

The distribution report is attached as an Exhibit to this Form 10-D, please see Item 10(b), Exhibit 99.1 for the related information.

              The following table presents the loss information for the trust assets for the Wells Fargo Commercial Mortgage Trust 2014-LC18 in accordance with Item 1100(b) as required by Item 1121(a)(9) of Regulation AB:

              Loss Information as reported on July 17, 2017

Number of Delinquencies 30+ days	% of Delinquencies 30+ days by Pool Balance	Number of Loans/REOs with Losses	Average Net Loss
1	0.88%	0	N/A

No assets securitized by Wells Fargo Commercial Mortgage Securities, Inc. (the "Depositor") and held by Wells Fargo Commercial Mortgage Trust 2014-LC18 were the subject of a demand to repurchase or replace for breach of the representations and warranties contained in the underlying transaction documents during the monthly distribution period from June 17, 2017 to July 17, 2017.

The Depositor filed its most recent Form ABS-15G in accordance with Rule 15Ga-1 under the Securities Exchange Act of 1934 (a “Rule 15Ga-1 Form ABS-15G”) on May 12, 2017. The CIK number for the Depositor is 0000850779.

NCB, FSB (“NCB”), one of the sponsors, most recently filed a Rule 15Ga-1 Form ABS-15G on January 18, 2017. The Central Index Key number for NCB is 0001577313.

Wells Fargo Bank, National Association ("Wells Fargo"), one of the sponsors, most recently filed a Rule 15Ga-1 Form ABS-15G on May 12, 2017. The Central Index Key number for Wells Fargo is 0000740906.

Ladder Capital Finance LLC (“Ladder”), one of the sponsors, most recently filed a Rule 15Ga-1 Form ABS-15G on February 13, 2017. The Central Index Key number for Ladder is 0001541468.

Liberty Island Group I LLC ("LIG I"), one of the sponsors, most recently filed a Rule 15Ga-1 Form ABS-15G on January 31, 2017. The Central Index Key number for LIG I is 0001555501.

The Royal Bank of Scotland plc (“RBS plc”), one of the sponsors, most recently filed a Rule 15Ga-1 Form ABS-15G on May 16, 2017. The Central Index Key number for RBS plc is 0000729153.

Walker & Dunlop Commercial Property Funding I WF, LLC ("Walker"), one of the sponsors, most recently filed a Rule 15Ga-1 Form ABS-15G on January 27, 2017. The Central Index Key number for Walker is 0001617874.

Part II - OTHER INFORMATION

Item 7. Change in Sponsor Interest in the Securities.

Certificateholder	Class of Certificates	Amount Purchased or Acquired in Distribution Period	Amount Sold or Disposed of in Distribution Period	Amount Held at End of Distribution Period	Amount Held at End of Distribution Period as Retained in Compliance with Law
Tuebor Securities LLC	X-A		80,927,798

Item 9.  Other Information.

Wells Fargo Bank, N.A., in its capacity as Certificate Administrator for Wells Fargo Commercial Mortgage Trust 2014-LC18, affirms the following amounts in the respective accounts:

Distribution Account Balance
Prior Distribution Date:	06/16/2017	$3,628.86
Current Distribution Date:	07/17/2017	$3,501.88
Interest Reserve Account Balance
Prior Distribution Date:	06/16/2017	$0.00
Current Distribution Date:	07/17/2017	$0.00

Item 10. Exhibits.

(a) The following is a list of documents filed as part of this Report on Form 10-D:

(99.1)             Monthly report distributed to holders of the certificates issued by Wells Fargo Commercial Mortgage Trust 2014-LC18, relating to the July 17, 2017 distribution.

(b) The exhibits required to be filed by the Registrant pursuant to this Form are listed above and in the Exhibit Index that immediately follows the signature page hereof.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Wells Fargo Commercial Mortgage Securities, Inc.

(Depositor)

/s/   Anthony Sfarra

Anthony Sfarra, President

Date:  July 25, 2017

EXHIBIT INDEX

Exhibit Number                Description

EX 99.1                    Monthly report distributed to holders of the certificates issued by Wells Fargo Commercial Mortgage Trust 2014-LC18, relating to the July 17, 2017 distribution.